FINANCING RECEIVABLES, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
Short term:
Short-term financing receivables		¥ 5,464,966	¥ 4,070,952
Net deferred origination fees		(1,011)
Allowance for credit losses		(324,332)	(318,262)
Total short-term financing receivables, net	$ 539,040	5,140,634	3,752,690
Long-term:
Long-term financing receivables		1,342,740	714,081
Net deferred origination fees		(1,400)
Allowance for credit losses		(59,704)	(55,283)
Total long-term financing receivables, net	$ 94,630	¥ 1,283,036	658,798
Short term and long term financing receivables
Weighted average interest rates of financing receivables (as a percent)	24.70%	24.70%
Installment purchase loans
Impairment of financial receivables
Impairment of financing receivable, individually			141,500
Installment purchase loans | Maximum
Short term and long term financing receivables
Term of the loan	36 months
Personal installment loans | Maximum
Short term and long term financing receivables
Term of the loan	36 months
Installment purchase loans
Short term:
Short-term financing receivables		¥ 796,312	748,717
Long-term:
Long-term financing receivables		178,246	169,080
Impairment of financial receivables
Impairment of financing receivable, collectively		974,600	917,800
Impairment of financing receivable, individually		120,900
Personal installment loans
Short term:
Short-term financing receivables		4,669,665	3,322,235
Long-term:
Long-term financing receivables		1,165,894	545,001
Impairment of financial receivables
Impairment of financing receivable, collectively		5,833,100	3,867,200
Impairment of financing receivable, individually		¥ 1,296,400	¥ 1,995,000